Cover	Sep. 04, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The Company is filing this Amendment No. 1 on Form 8K/A (the “Amendment”) to the Current Report on Form 8-K filed with the Securities and Exchange Commission (“SEC”) on September 7, 2023 (“Original Form 8-K”) to clarify its cessation to be a shell company. Except as stated herein, this Current Report on Form 8-K/A does not reflect events occurring after the filing of the Original Form 8-K on September 7, 2023 and no attempt has been made to this Current Report on Form 8-K/A to modify or update other disclosures as presented in the Original Form 8-K. Accordingly, this Form 8-K/A should be read in conjunction with the Original Form 8-K and our filings with the SEC subsequent to the filing of the Original Form 8-K.
Document Period End Date	Sep. 04, 2023
Entity File Number	000-26731
Entity Registrant Name	Hongchang International Co., Ltd
Entity Central Index Key	0001086303
Entity Tax Identification Number	87-0627910
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Block 20, Hongchang Food Co., Ltd.,
Entity Address, Address Line Two	Yuanhong Investment Zone
Entity Address, Address Line Three	Donggao Village
Entity Address, City or Town	Fuzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	350300
City Area Code	86
Local Phone Number	180 5901 6050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false